ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities Ownership Information) (Details)	12 Months Ended
Dec. 31, 2014
Mr. Cui [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	87.50%
Mr. Cui [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	1.67%
Gary Ding [Member] | Beijing Information [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	12.50%
Nanjing Xici Employees [Member] | Nanjing Xici [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	5.55%
Beijing Information [Member] | Beijing Media [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	98.33%
Beijing Information [Member] | Beijing Xici [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	100.00%
Beijing Information [Member] | Beijing Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	93.00%
Beijing Information [Member] | Beijing Travel [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	70.00%
Beijing Media [Member] | Beijing Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	7.00%
Beijing Air [Member] | Hangzhou Air [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	100.00%
Beijing Air [Member] | Beijing Travel [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	30.00%
Subsidiary of Beijing Information [Member] | Nanjing Xici [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage	94.45%